SIGNIFICANT ACCOUNTING POLICIES - ASSUMPTION UPDATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Change in Accounting Estimate [Line Items]
Policyholders’ benefits	$ 2,893	$ 2,799	$ 3,708
Amortization of deferred policy acquisition costs, net	756	284
Earnings (loss) from operations, before income taxes	431	1,650	6,115
Face value amount threshold for rate increase	1
Net earnings (loss)	544	$ 1,464	4,420
Mean (RTM) assumption		9.00%		7.00%
Increase (decrease) in the fair value of the reinsurance contract asset	(261)	$ (141)	$ 3,964
2016 Assumption Updates
Change in Accounting Estimate [Line Items]
Policyholders’ benefits	(77)
Amortization of deferred policy acquisition costs, net	289
Fees and commissions	22
Earnings (loss) from operations, before income taxes	(189)
Net earnings (loss)	(123)
Increase in Cost of Insurance
Change in Accounting Estimate [Line Items]
Earnings (loss) from operations, before income taxes		71
Net earnings (loss)		46
Long-term Lapses, Partial Withdrawal Rates and Election Assumptions Updates | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		(637)
Amortization of deferred policy acquisition costs, net		(17)
Earnings (loss) from operations, before income taxes		(92)
Net earnings (loss)		(60)
Increase (decrease) in the fair value of the reinsurance contract asset		(746)
Update RTM Assumptions
Change in Accounting Estimate [Line Items]
Earnings (loss) from operations, before income taxes		(685)
Net earnings (loss)		$ (445)
Mean (RTM) assumption		7.00%	9.00%
Update RTM Assumptions | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		$ 723
Amortization of deferred policy acquisition costs, net		(67)
Update RTM Assumptions | Variable and Interest Sensitive Life
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		29
Long Term Lapse Assumption | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		(65)
Amortization of deferred policy acquisition costs, net		(13)
Earnings (loss) from operations, before income taxes		(164)
Net earnings (loss)		(107)
Increase (decrease) in the fair value of the reinsurance contract asset		(216)
Impact of Lump Sum Payment Option
Change in Accounting Estimate [Line Items]
Earnings (loss) from operations, before income taxes		(208)
Net earnings (loss)		(135)
Impact of Lump Sum Payment Option | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits		(55)
Increase (decrease) in the fair value of the reinsurance contract asset		$ (263)
Lapse Assumptions Updates
Change in Accounting Estimate [Line Items]
Earnings (loss) from operations, before income taxes			$ 46
Net earnings (loss)			30
Lapse Assumptions Updates | GMIB
Change in Accounting Estimate [Line Items]
Policyholders’ benefits			16
Increase (decrease) in the fair value of the reinsurance contract asset			62
Risk Free Bond and Equity Components Update
Change in Accounting Estimate [Line Items]
Earnings (loss) from operations, before income taxes			473
Net earnings (loss)			307
Risk Free Bond and Equity Components Update | GMIB
Change in Accounting Estimate [Line Items]
Increase (decrease) in the fair value of the reinsurance contract asset			510
Increase (decrease) in fair value of policy liability			$ 37
Change in Estimates | 2016 Assumption Updates
Change in Accounting Estimate [Line Items]
Earnings (loss) from operations, before income taxes	$ (49)